Insurance Risk (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Summary of changes in major assumptions on insurance contract liabilities (assets)
The impact of changes in major assumptions on insurance contract liabilities (assets) as of December 31, 2022 and 2023 are as follow:

	2022
	Scenario (example)	Present value of expected cash flows
		Before reflecting reinsurance effect		After reflecting reinsurance effect
Base BEL		~~W~~	33,055,694	33,341,709
Sensitivity Results (Shock BEL - Base BEL)	Mortality rate increased by 3.27%		126,983	123,821
	Mortality rate decreased by 4.58%		25,181	25,016
	Risk of intestinal diseases (flat compensation) increased by 3.4%		581,288	552,636
	Cancellation rate increased by 9.16%		801,927	778,017
	Operating expense rate increased by 2.62% and Inflation rate increased by 0.26%p		155,945	155,945

	2023
	Scenario (example)	Present value of expected cash flows
		Before reflecting reinsurance effect		After reflecting reinsurance effect
Base BEL		~~W~~	35,404,236	35,676,176
Sensitivity Results (Shock BEL - Base BEL)	Mortality rate increased by 3.27%		138,527	135,137
	Mortality rate decreased by 4.58%		29,693	27,888
	Risk of intestinal diseases (flat compensation) increased by 3.4%		599,816	563,325
	Cancellation rate increased by 9.16%		767,996	742,853
	Operating expense rate increased by 2.62% and Inflation rate increased by 0.26%p		162,860	162,860

Summary of amount of the reinsurance contracts held
The amount of the reinsurance contracts held, which is an asset according to risk level, as of December 31, 2022 and 2023 are as follow:

	2022			2023
	Reinsurance residual coverage assets		Reinsurance incident assets	Reinsurance residual coverage assets	Reinsurance incident assets
AA+ ~ AA-	~~W~~	20,909	5,461	38,207	5,204

Summary of interest rate risk and interest rate changes on profit and loss
①	Interest rate risk exposure

	2022		2023
Exposure to financial products measured at fair value (*1)	~~W~~	44,054,707	46,683,984
Insurance contract exposure (*2)		34,441,623	36,763,725

Net exposure (financial products - insurance contracts)	~~W~~	9,613,084	9,920,259

(*1)
It is the total amount of financial assets measured at fair value through profit or loss, financial assets measured at fair value through other comprehensive income, and derivative assets (liabilities).

(*2)	It is the total amount excluding the contractual service margin from the remaining coverage elements of insurance contract liabilities and reinsurance contract assets (liabilities).

Summary of insurance contracts and reinsurance contracts
The maturity amount of undiscounted remaining contractual cash flows as of December 31, 2022 and 2023 are as follow. This amount does not include matters relating to remaining coverage liabilities (insurance contracts and reinsurance contracts) measured under the premium allocation approach.

	2022
	Less than or equal to 1 year		1 ~ 2 years	2 ~ 3 years	3 ~ 4 years	4 ~ 5 years	More than 5 years	Total
Insurance contract
General insurance:
Cash Inflow	~~W~~	5,141,410	4,407,978	3,801,169	3,366,573	3,020,929	43,604,298	63,342,357
Cash Outflow		(5,813,798)	(4,776,599)	(4,596,433)	(4,019,170)	(4,022,887)	(128,609,565)	(151,838,452)

		(672,388)	(368,621)	(795,264)	(652,597)	(1,001,958)	(85,005,267)	(88,496,095)
Variable insurance:
Cash Inflow		695,405	568,606	474,576	404,462	342,486	2,714,283	5,199,818
Cash Outflow		(955,446)	(865,504)	(787,418)	(739,126)	(679,610)	(10,192,545)	(14,219,649)

		(260,041)	(296,898)	(312,842)	(334,664)	(337,124)	(7,478,262)	(9,019,831)

		(932,429)	(665,519)	(1,108,106)	(987,261)	(1,339,082)	(92,483,529)	(97,515,926)

Reinsurance contract
Cash Inflow		209,601	210,135	211,431	212,533	213,221	7,427,708	8,484,629
Cash Outflow		(230,689)	(230,889)	(231,351)	(232,019)	(231,403)	(7,769,737)	(8,926,088)

		(21,088)	(20,754)	(19,920)	(19,486)	(18,182)	(342,029)	(441,459)
Total (including variable insurance)	~~W~~	(953,517)	(686,273)	(1,128,026)	(1,006,747)	(1,357,264)	(92,825,558)	(97,957,385)

Total (excluding variable insurance)		(693,476)	(389,375)	(815,184)	(672,083)	(1,020,140)	(85,347,296)	(88,937,554)

	2023
	Less than or equal to 1 year		1 ~ 2 years	2 ~ 3 years	3 ~ 4 years	4 ~ 5 years	More than 5 years	Total
Insurance contract
General insurance:
Cash Inflow	~~W~~	5,120,022	4,408,374	3,892,580	3,500,316	3,073,794	51,775,416	71,770,502
Cash Outflow		(5,509,719)	(4,969,773)	(4,263,071)	(4,356,801)	(4,235,246)	(132,831,760)	(156,166,370)

		(389,697)	(561,399)	(370,491)	(856,485)	(1,161,452)	(81,056,344)	(84,395,868)
Variable insurance:
Cash Inflow		582,036	485,566	412,870	350,176	297,209	3,160,998	5,288,855
Cash Outflow		(943,282)	(836,548)	(764,049)	(711,324)	(641,963)	(10,096,136)	(13,993,302)

		(361,246)	(350,982)	(351,179)	(361,148)	(344,754)	(6,935,138)	(8,704,447)

		(750,943)	(912,381)	(721,670)	(1,217,633)	(1,506,206)	(87,991,482)	(93,100,315)

Reinsurance contract
Cash Inflow		203,944	204,852	204,904	204,760	205,383	7,421,755	8,445,598
Cash Outflow		(225,690)	(225,630)	(224,694)	(222,873)	(221,054)	(7,686,228)	(8,806,169)

		(21,746)	(20,778)	(19,790)	(18,113)	(15,671)	(264,473)	(360,571)
Total (including variable insurance)	~~W~~	(772,689)	(933,159)	(741,460)	(1,235,746)	(1,521,877)	(88,255,955)	(93,460,886)

Total (excluding variable insurance)		(411,443)	(582,177)	(390,281)	(874,598)	(1,177,123)	(81,320,817)	(84,756,439)

Insurance risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Summary of concentration of insurance risks
① The concentration of insurance risks by region as of December 31, 2022 and 2023 are as follow:

	2022
	Insurance Contract		Reinsurance Contract	Total
Domestic	~~W~~	36,002,250	181,799	36,184,049
International		1,528	—	1,528

	~~W~~	36,003,778	181,799	36,185,577

	2023
	Insurance Contract		Reinsurance Contract	Total
Domestic	~~W~~	38,360,261	161,301	38,521,562
International		5,001	—	5,001

	~~W~~	38,365,262	161,301	38,526,563

Summary of changes in major assumptions on insurance contract liabilities (assets)
②	Interest rate risk sensitivity

	2022			2023
	Profit and loss effect		Capital effect	Profit and loss effect	Capital effect
100 bp Increase
Insurance contract (*1)	~~W~~	—	2,744,382	—	3,412,769
Reinsurance contract (*1)		—	19,258	—	15,543
Financial assets (*2)		(42,894)	(3,662,687)	(37,574)	(4,258,875)
100 bp Decrease
Insurance contract (*1)	~~W~~	—	(3,533,390)	—	(4,382,646)
Reinsurance contract (*1)		—	(22,266)	—	(17,723)
Financial assets (*2)		42,894	3,662,687	37,574	4,258,875

(*1)	This is the impact on capital (before tax) due to changes in expected cash flows of insurance and reinsurance contracts, excluding variable annuities/savings.
(*2)
Calculated for assets related to insurance contracts excluding variable annuities/savings. The profit and loss effect is the change in financial assets recognized at fair value through profit or loss, and the capital effect is the change in financial assets measured at fair value through other comprehensive income.

Currency risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Summary of concentration of insurance risks
② Market risk arising from insurance contracts
The amount of foreign currency insurance liabilities as of December 31, 2022 and 2023 are as follow:

	2022		2023
	Foreign currency amount	KRW converted amount	Foreign currency amount	KRW converted amount
Foreign currency insurance contract liabilities:
USD (thousand)	211,551	268,099	192,052	247,632
EUR (thousand)	105	141	124	177
VND (million)	28,455	1,528	94,010	5,001

		269,768		252,810